SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ / shares in Units, NOK in Millions		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 30, 2013	Oct. 31, 2016 USD ($)	Jan. 31, 2013 USD ($) $ / shares	Dec. 31, 2016 NOK	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) employee $ / shares shares	Dec. 31, 2015 USD ($) employee $ / shares shares	Dec. 31, 2015 NOK employee shares	Dec. 31, 2014 USD ($)	Nov. 30, 2016 shares	Oct. 05, 2016 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Options exercised (in shares) | shares							36,575.000	64,000.000	64,000.000
Share capital, par value (in dollars per share) | $ / shares						$ 1.00	$ 0.01	$ 1
Number of officers who exercised options | employee							2	2	2
Number of employees exercising options | employee							3	3	3
Exercised share price (in dollars per share) | $ / shares							$ 12.11	$ 10.55
Premium on stock options exercised							$ 200,000	$ 600,000
Share Capital, shares authorized | shares							150,000,000	125,000,000
Share Capital, shares issued | shares						93,504,575	101,504,575	93,468,000
Share Capital Details
Equity component of convertible bond issuance due 2021			$ 20,722,000				$ (3,966,000)	$ 0		$ 0
Amortization of deferred equity contributions					$ 2,044,000		$ 0	2,044,000		4,520,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Share Capital Details
Debt amount												$ 225,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares							8,000,000				8,000,000
Maturity date of debt		Oct. 15, 2021
Conversion price (in dollars per share) | $ / shares							$ 17.2329					$ 17.7747
Equity component of convertible bond issuance due 2021		$ 4,649,000
Shares issued on conversion of convertible debt | shares							58.0285					56.2596
Denomination of unsecured corporate bond												$ 1,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Share Capital Details
Debt amount			$ 350,000,000
Maturity date of debt	Feb. 01, 2018
Conversion price (in dollars per share) | $ / shares			$ 21.945				$ 14.3886
Premium of conversion price to share price			33.00%
Repayments of Debt | NOK				NOK 165.8					NOK 0.0
Write off of Deferred Debt Issuance Cost | NOK				NOK 8.5					NOK 0.0
Contributed surplus
Share Capital Details
Transfer arising from reduction in par value of issued shares						$ 92,570,000		0		0
Amortization of deferred equity contributions							$ 0	$ 2,044,000		$ 4,520,000